Other (Income)/Deductions - Net - Footnotes - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended			3 Months Ended	12 Months Ended
		Apr. 08, 2016	Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2018	Jul. 01, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Gain associated with Bain Capital transaction	[2]						$ 586	[1]	$ 224	$ 18
Change in fair value of fair value contingent consideration liabilities							207
Income from resolution of contract disagreement									62	116
Payments for merger termination costs		$ 150								$ 150
Allogene [Member]
Business Acquisition [Line Items]
Gain from contribution agreement						$ 50	50
Ownership percentage			18.00%		25.00%
ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Dividend income							253
Innovative Health Segment [Member] | ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Dividend income									266
Operating Segments [Member] | Innovative Health Segment [Member] | ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Dividend income							253		$ 266
Segment Reconciling Items [Member] | Allogene [Member]
Business Acquisition [Line Items]
Gain from contribution agreement							50
Bain Capital [Member] | Cerevel [Member]
Business Acquisition [Line Items]
Gain associated with Bain Capital transaction				$ 343			343
Bain Capital [Member] | Segment Reconciling Items [Member] | Cerevel [Member]
Business Acquisition [Line Items]
Gain associated with Bain Capital transaction							343
European Union [Member] | Mylotarg [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Gain from cash settlement of liability						$ 17	17
2017-2019 Initiatives and Organizing for Growth Initiative [Member]
Business Acquisition [Line Items]
Legal, tax and advisory service expense							59
2017-2019 Initiatives and Organizing for Growth Initiative [Member] | Segment Reconciling Items [Member]
Business Acquisition [Line Items]
Legal, tax and advisory service expense							$ 59

[1]	The net gains on investments in equity securities are reported in Other (income)/deductions––net and, for 2018, include unrealized net gains on equity securities reflecting the adoption of a new accounting standard in the first quarter of 2018. For additional information, see Note 4.
[2]	The net gains on investments in equity securities in 2018, include unrealized net gains on equity securities of $477 million, reflecting the adoption of a new accounting standard in the first quarter of 2018. Net gains in 2018 were primarily driven by unrealized gains of $466 million related to our investment in Allogene. Prior to the adoption of a new accounting standard in the first quarter of 2018, net unrealized gains and losses on virtually all equity securities with readily determinable fair values were reported in Accumulated other comprehensive income. For additional information, see Note 1B, Note 2B and Note 7B.